ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Accounts payable	$ 760	$ 269
Viajes Falabella Ltda. [Member]
Disclosure of transactions between related parties [line items]
Tax No	65.216.000-K
Nature of relationship with related parties	Related director
Country of origin	Chile
Currency	CLP
Accounts payable	$ 534	46
Bethia S.A and Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Tax No	78.591.370-1
Nature of relationship with related parties	Related director
Country of origin	Chile
Currency	CLP
Accounts payable	$ 12	6
Inversora Aeronautica Argentina [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Related director
Country of origin	Argentina
Currency	ARUS$
Accounts payable	$ 4	2
Comunidad Mujer [Member]
Disclosure of transactions between related parties [line items]
Tax No	65.216.000-K
Nature of relationship with related parties	Related director
Country of origin	Chile
Currency	CLP
Accounts payable		13
Consultoria Administrativa Profesional S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Associate
Country of origin	Mexico
Currency	MXN
Accounts payable	$ 210	170
TAM Aviacao Executiva e Taxi Aereo S/A [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Related director
Country of origin	Brazil
Currency	BRL
Accounts payable		28
Transportes San Felipe S.A [Member]
Disclosure of transactions between related parties [line items]
Tax No	79.773.440-3
Nature of relationship with related parties	Related director
Country of origin	Chile
Currency	CLP
Accounts payable		$ 4